Financial Instruments and Risks (Tables)	12 Months Ended
Dec. 31, 2018
Financial Instruments and Risks
Schedule of financial instruments by category

	Note	12/31/2018	12/31/2017
Assets

At fair value through profit or loss
Financial investments	6	21,098,565	1,631,505
Derivative financial instruments	4.3	493,934	133,910

At amortized costs
Cash and cash equivalents	5	4,387,453	1,076,833
Trade accounts receivable	7	2,537,058	2,297,763

		28,517,010	5,140,011
Liabilities

At amortized cost (a)
Trade accounts payable	18	632,565	621,179
Loans and financing	19.1	31,074,056	12,191,856
Debentures	19.3	4,663,453	—
Liabilities for asset acquisition and subsidiaries	24	992,512	585,986

At fair value through profit or loss
Derivative financial instruments	4.5	1,636,700	127,896

		38,999,286	13,526,917
(a)	In 2017, it was classified as "loans and receivables"

Summary of book value and fair value of financial instruments

	12/31/2018		12/31/2017
	Book Value	Fair Value	Book Value	Fair Value

Assets
Cash and cash equivalents	4,387,453	4,387,453	1,076,833	1,076,833
Financial investments	21,098,565	21,098,565	1,631,505	1,631,505
Trade accounts receivable	2,537,058	2,537,058	2,297,763	2,297,763
Derivative financial instruments (a)	493,934	493,934	133,910	133,910
	28,517,010	28,517,010	5,140,011	5,140,011

Liabilities
Trade accounts payables	632,565	632,565	621,179	621,179
Loans and financing (a)	31,074,056	35,326,676	12,191,856	13,755,352
Debentures	4,663,453	4,957,382	—	—
Liabilities for asset acquisitions and subsidiaries (a)	992,512	948,522	585,986	564,292
Derivative financial instruments (a)	1,636,700	1,636,700	127,896	127,896
	38,999,286	43,501,845	13,526,917	15,068,719
(a)	Current and non-current

Schedule of contractual maturities of financial liabilities

	12/31/2018
	Total Book	Total Future	Up to 1	1 - 2	2 - 5	More than
	Value	Value	year	years	years	5 years

Liabilities
Trade accounts payables	632,565	632,565	632,565	—	—	—
Loans and financing	31,074,056	45,997,323	4,818,397	3,672,268	16,850,840	20,655,818
Debentures	4,663,453	8,022,759	340,044	419,401	1,521,757	5,741,556
Liabilities for asset acquisitions and subsidiaries	992,512	1,099,331	495,862	100,715	316,730	186,023
Derivative financial instruments	1,636,700	2,149,710	790,679	736,715	465,853	156,462
Other accounts payable	404,655	404,655	367,314	37,341	—	—

	39,403,941	58,306,342	7,444,861	4,966,440	19,155,180	26,739,859

	12/31/2017
	Total Book	Total Future	Up to 1	1 - 2	2 - 5	More than
	Value	Value	year	years	years	5 years

Liabilities
Trade accounts payables	621,179	621,179	621,179	—	—	—
Loans and financing	12,191,856	15,897,299	2,704,902	2,686,542	4,930,467	5,575,388
Liabilities for asset acquisitions and subsidiaries	585,986	713,723	95,284	9,698	187,686	421,055
Derivative financial instruments	127,896	97,412	24,092	63,971	9,349	—
Other accounts payable	293,193	293,193	280,436	12,757	—	—

	13,820,110	17,622,806	3,725,893	2,772,968	5,127,502	5,996,443

Schedule of the book value of financial assets representing the exposure to credit risk

	Note	12/31/2018	12/31/2017

Assets
Cash and cash equivalents	5	4,387,453	1,076,833
Financial investments	6	21,098,565	1,631,505
Trade accounts receivable	7	2,537,058	2,297,763
Derivative financial instruments		493,934	133,910
		28,517,010	5,140,011

Schedule of credit exposures using external credit grading

	Cash and cash equivalents		Derivative financial
	and financial investments		instruments
Risk rating (a)	12/31/2018	12/31/2017	12/31/2018	12/31/2017

AAA	19,736,151	2,168,810	141,296	65,510
AA+	5,257,518	169,881	—	51,231
AA	68,207	207,925	259,711	3,143
AA-	422,899	113,623	—	14,026
A	80	45,753	51,281	—
A-	1,160	2,330	—	—
BB	2	16	41,646	—

	25,486,018	2,708,338	493,934	133,910
(a)	We use the Brazilian Risk Rating and the rating is given by agencies Fitch Ratings, Standard & Poor’s and Moody’s.

Schedule of credit exposures using internal credit grading

	12/31/2018	12/31/2017

Low Risk (a)	2,447,184	2,262,628
Average Risk (b)	66,587	21,016
High Risk (c)	60,466	52,859
	2,574,237	2,336,503
(a)	Not past due and delay up to 30 days
(b)	Overdue between 30 and 90 days
(c)	Overdue more than 90 days and renegotiated with the client or with security interest.

Schedule of net exposure of assets and liabilities in foreign currency

	12/31/2018	12/31/2017

Assets
Cash and cash equivalents	1,143,968	585,541
Trade accounts receivable	1,661,108	1,544,633
Derivative financial instruments	493,685	133,910

	3,298,761	2,264,084

Liabilities
Trade accounts payables	(72,680)	(45,548)
Loans and financing	(26,384,721)	(8,616,807)
Liabilities for asset acquisitions and subsidiaries	(333,049)	(332,193)
Derivative financial instruments	(1,464,569)	(126,781)

	(28,255,019)	(9,121,329)

Liability exposure	(24,956,258)	(6,857,245)

Schedule of derivatives by type of contract

	Notional value in US$		Fair value
	12/31/2018	12/31/2017	12/31/2018	12/31/2017

Cash flow
Undesignated exchange hedge
Zero-cost collar (R$ vs. US$)	2,340,000	1,485,000	(41,122)	25,822
NDF (R$ x US$)	50,000	—	6,749	—
Fixed Swap (US$) vs. CDI	—	50,000	—	5,356
Fixed Swap CDI vs. US$	—	50,000	—	(2,485)
Subtotal	2,390,000	1,585,000	(34,374)	28,693

Debt hedge
Exchange hedge
Swap CDI vs. Fixed (US$)	752,110	291,725	(377,020)	(21,562)
Subtotal	752,110	291,725	(377,020)	(21,562)

Interest hedge
Swap LIBOR vs. Fixed (US$)	757,143	19,841	(33,663)	(1,117)
Subtotal	757,143	19,841	(33,663)	(1,117)

Hedge de Commodity (a)
Swap Bunker	5,344	—	(1,140)	—
Subtotal	5,344	—	(1,140)	—

Total in derivatives (Cash Flow)	3,904,597	1,896,566	(446,196)	6,014

Fibria's operation
Undesignated exchange hedge
Zero cost collar (R$ x US$)	700,000	—	(93,692)	—
NDF (R$ x US$)	100,000	—	10,287	—
Subtotal	800,000	—	(83,405)	—

Debt hedge
Exchange hedge
Swap CDI x Fixed (US$)	1,650,000	—	(476,121)	—
Subtotal	1,650,000	—	(476,121)	—

Interest hedge
Swap Libor x Fixed (US$)	2,000,000	—	(137,044)	—
Subtotal	2,000,000	—	(137,044)	—

Total in derivatives (Fibria's operation)	4,450,000	—	(696,570)	—

Total in derivatives	8,354,597	1,896,566	(1,142,766)	6,014

Current assets			352,454	77,090
Non-current assets			141,480	56,820
Current liabilities			(596,530)	(23,819)
Non-current liabilities			(1,040,170)	(104,077)

			(1,142,766)	6,014
(a)	The commodity hedge amount was contracted through the subsidiary Suzano Trading.

Schedule of maturity analysis for derivatives

	Net Fair value
Maturity of derivatives	12/31/2018	12/31/2017

In 2018	—	53,270
In 2019	(244,069)	(16,064)
In 2020	(180,333)	(31,192)
In 2021	87,851	—
In 2022	83,692	—
In 2023	80,052	—
In 2024	82,963	—
In 2025	(486,958)	—
In 2026	(565,964)	—
	(1,142,766)	6,014

Schedule of long and short positions of outstanding derivatives

	Notional value			Fair value
	Currency	12/31/2018	12/31/2017	12/31/2018	12/31/2017

Debt hedge
Assets
Swap CDI vs. Fixed (US$)	R$	8,722,620	950,000	119,178	22,525
Swap LIBOR vs. Fixed (US$)	US$	2,757,143	19,841	—	65,517
Subtotal				119,178	88,042

Liabilities
Swap CDI vs. Fixed (US$)	US$	2,402,110	291,725	(972,319)	(44,087)
Swap LIBOR vs. Fixed (US$)	US$	2,757,143	19,841	(170,707)	(66,634)
Subtotal				(1,143,026)	(110,721)

Total swap agreements				(1,023,848)	(22,679)

Cash flow
Zero-cost collar (US$ vs. R$)	US$	3,040,000	1,485,000	(134,814)	25,822
Swap Fixed (US$) vs. CDI	US$	—	50,000	—	5,356
NDF (R$ x US$)	US$	150,000	—	17,036	—
Swap Bunker	US$	5,344	—	(1,140)	—
Swap CDI x Fixed (US$)	US$	—	50,000	—	(2,485)
Subtotal				(118,918)	28,693

Total in derivatives				(1,142,766)	6,014

Schedule of settled derivatives

	Cash paid / Received amount
	(In thousand of R$)
	12/31/2018	12/31/2017

Cash flow
Exchange hedge
Zero-cost collar (R$ vs. US$)	(110,271)	28,159
NDF (R$ vs. US$)	(1,235,448)	11,110
NDF (MXN vs. US$)	—	39
Subtotal	(1,345,719)	39,308

Commodity hedge
Bunker (oil)	—	2,631
Subtotal	—	2,631

Debt hedge
Exchange hedge
Swap CDI vs. Fixed (US$)	19,145	78,411
Swap Fixed (US$) vs. CDI	—	(8,809)
Swap CDI vs. Libor (US$)	—	(162,769)
Subtotal	19,145	(93,167)

Interest hedge
Swap LIBOR vs. Fixed (US$)	(4,939)	(2,588)
Swap Coupon vs. Fixed (US$)	—	15,824
Subtotal	(4,939)	13,236

Total in derivatives (a)	(1,331,513)	(37,992)
(a)

On December 31, 2018, there was a payment of the derivative premium in the amount of R$ 254,902 and on December 31, 2017 there was a receipt of R$ 77,687 of unhedged options and, therefore, are not presented in the table above.

Schedule of shareholders' equity and net debt

	12/31/2018	12/31/2017

Loans and financing	31,074,056	12,191,856
Debentures	4,663,453	—
(-) Cash and financial investments	(25,486,018)	(2,708,338)
Net debt	10,251,491	9,483,518

Shareholders' equity controlling	12,012,007	11,616,611
Shareholders' equity non-controlling	13,928	—
Shareholders' equity and net debt	22,277,426	21,100,129

Schedule of fair value measurements of assets and liabilities

	12/31/2018
	Fair value	Level 1	Level 2	Level 3

Assets
Financial investments	21,098,565	14,933,513	6,165,052	—
Derivative financial instruments	493,934	—	493,934	—
Biological assets (a)	4,935,905	—	—	4,935,905
	26,528,404	14,933,513	6,658,986	4,935,905

Liabilities
Derivative financial instruments	1,636,700	—	1,636,700	—
	1,636,700	—	1,636,700	—

	12/31/2017
	Fair value	Level 1	Level 2	Level 3

Assets
Financial Investments	1,631,505	—	1,631,505	—
Derivative financial instruments	133,910	—	133,910	—
Biological assets (a)	4,548,897	—	—	4,548,897
	6,314,312	—	1,765,415	4,548,897

Liabilities
Derivative financial instruments	127,896	—	127,896	—
	127,896	—	127,896	—
(a)	Changes in fair value of biological assets and other details regarding assumptions used to measure such values are shown in Note 13.

Exchange rate risk
Financial Instruments and Risks
Summary of sensitivity analysis

	12/31/2018
	As of	Effect on Income and Equity
	Probable	Possible Increase ( ∆ 25%)	Remote Increase ( ∆ 50%)

Cash and cash equivalents	1,143,968	285,992	571,984
Trade accounts receivable	1,661,108	415,277	830,554
Trade accounts payables	(72,680)	(18,170)	(36,340)
Loans and financing	(26,384,721)	(6,596,180)	(13,192,361)
Liabilities for asset acquisitions	(333,049)	(83,262)	(166,524)
Derivatives Non Deliverable Forward ("NDF") (a)	17,041	(137,748)	(275,191)
Derivatives Swap (a)	(853,141)	(2,458,607)	(4,915,329)
Derivatives Options (a)	(134,784)	(2,352,766)	(5,111,182)

		(10,945,465)	(22,294,390)
(a)	For the notional values of the derivatives, see Note 4.5

Interest rate risk
Financial Instruments and Risks
Summary of sensitivity analysis

	12/31/2018
	As of	Effect on Income and Equity
		Possible Increase	Remote Increase
	Probable	( ∆ 25%)	( ∆ 50%)

CDI
Cash and cash equivalents	3,243,485	53,931	108,701
Financial investments	19,049,284	316,741	638,412
Loans and financing	(4,078,631)	316,741	638,412
Debentures	(4,663,453)	(374,854)	(453,602)
Derivative Swaps	(853,141)	866,857	1,746,549
Derivative Options	(134,813)	(74,269)	(146,411)
		1,105,149	2,532,061

Special System for Settlement and Custody ("SELIC")
Financial investments	2,049,281	34,074	68,679

		34,074	68,679

TJLP
Loans and financing	(213,178)	(3,597)	(7,195)

		(3,597)	(7,195)

LIBOR
Loans and financing	(13,038,092)	(88,855)	(177,709)
Derivative Swap	(170,708)	238,030	471,025

		149,176	293,316

Commodity price risk
Financial Instruments and Risks
Summary of sensitivity analysis

	12/31/2018
	Probable	Possible Increase (∆ 25%)	Remote Increase (∆ 50%)
Oil derivative	(1,140)	2,399	3,735
	(1,140)	2,399	3,735